Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 13,255	$ 13,679	$ 13,449
Income from Equity Investments (Note 10)	920	714	773
Operating and Other Expenses
Plant operating costs and other	3,909	3,591	3,906
Commodity purchases resold	369	1,488	2,382
Property taxes	727	569	569
Depreciation and amortization	2,464	2,350	2,055
Goodwill and other asset impairment charges (Notes 8, 12 and 13)	0	801	1,257
Total Operating and Other Expenses	7,469	8,799	10,169
(Loss)/Gain on Assets Held for Sale/Sold (Notes 6 and 27)	(121)	170	631
Financial Charges
Interest expense (Note 18)	2,333	2,265	2,069
Allowance for funds used during construction	(475)	(526)	(507)
Interest income and other	(460)	76	(184)
Total Financial Charges	1,398	1,815	1,378
Income before Income Taxes	5,187	3,949	3,306
Income Tax Expense/(Recovery) (Note 17)
Current	699	315	149
Deferred	55	284	566
Deferred – U.S. Tax Reform and 2018 FERC Actions	0	(167)	(804)
Income Tax (Recovery)/Expense	754	432	(89)
Net Income	4,433	3,517	3,395
Net income/(loss) attributable to non-controlling interests (Note 20)	293	(185)	238
Net Income Attributable to Controlling Interests	4,140	3,702	3,157
Preferred share dividends	164	163	160
Net Income Attributable to Common Shares	$ 3,976	$ 3,539	$ 2,997
Net Income per Common Share (Note 21)
Basic (in dollars per share)	$ 4.28	$ 3.92	$ 3.44
Diluted (in dollars per share)	4.27	3.92	3.43
Dividends Declared per Common Share (in dollars per share)	$ 3.00	$ 2.76	$ 2.50
Weighted Average Number of Common Shares (Note 20)
Basic (in shares)	929	902	872
Diluted (in shares)	931	903	874
Canadian Natural Gas Pipelines
Revenues	$ 4,010	$ 4,038	$ 3,693
U.S. Natural Gas Pipelines
Revenues	4,978	4,314	3,584
Mexico Natural Gas Pipelines
Revenues	603	619	570
Liquids Pipelines
Revenues	2,879	2,584	2,009
Power and Storage
Revenues	$ 785	$ 2,124	$ 3,593